SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 29,142,745	$ 53,492,745	$ 53,492,745
Accumulated amortization	(1,888,311)	(1,467,725)	(626,553)
Net carrying amount	27,254,434	27,675,020	52,866,192
Impairment		(24,350,000)
Krillase Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,250,000	28,600,000	28,600,000
Accumulated amortization
Net carrying amount	4,250,000	4,250,000	28,600,000
Impairment		(24,350,000)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	122,745	122,745	122,745
Accumulated amortization
Net carrying amount	122,745	122,745	122,745
Impairment
DuraGraft Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,256,000	5,256,000	5,256,000
Accumulated amortization	(1,179,230)	(977,076)	(572,768)
Net carrying amount	4,076,770	4,278,924	4,683,232
Impairment
DuraGraft Distributor Relationship[Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	308,000	308,000	308,000
Accumulated amortization	(89,833)	(74,433)	(43,633)
Net carrying amount	218,167	233,567	264,367
Impairment
DuraGraft Cyto Protectant [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,606,000	12,606,000	12,606,000
Accumulated amortization
Net carrying amount	12,606,000	12,606,000	12,606,000
Impairment
My Health Logic - Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	450,000	450,000	450,000
Accumulated amortization	(49,018)	(32,947)	(804)
Net carrying amount	400,982	417,053	449,196
Impairment
My Health Logic - Biotechnology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,600,000	4,600,000	4,600,000
Accumulated amortization	(412,647)	(277,353)	(6,765)
Net carrying amount	4,187,353	4,322,647	4,593,235
Impairment
My Health Logic - Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,550,000	1,550,000	1,550,000
Accumulated amortization	(157,583)	(105,916)	(2,583)
Net carrying amount	$ 1,392,417	1,444,084	$ 1,547,417
Impairment